ASSETS AND LIABILITIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets Details
Goodwill	$ 429,225	$ 421,372
Goodwill, acquisition, increase	120,143	7,853
Release of valuation allowance in connection with acquisition of Novalere (see Note 10)	759,428
Impairment	(759,428)
-759428	$ 549,368	$ 429,225